SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 ARS ($) $ / shares	Dec. 31, 2023 ARS ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022	Sep. 30, 2022 $ / shares
Receivables and payables valued at amortized cost
Variation in foreign exchange rate	43.40%
Percentage of gap between the MULC and the existing alternative markets (Electronic Payment Market "MEP dollar")	105.30%
Average market price per share | $ / shares	$ 265.9
Percentage of control premium	28.60%
Long-term growth rate				2.26%
Cash Flow discount rate (WACC)				11.04%
WACC rate when keeping the rest of the assumptions stable				11.31%
Long-term growth rate decreasing				1.89%
Percentage of reasonably possible decrease in revenues assumption				1.00%
CGU of Argentina
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill | $	$ 1,332,931	$ 4,150,848
Average market price per share | $ / shares		$ 1,321.4
Percentage of control premium		29.00%
Amount by which carrying amount exceeds its unit's recoverable amount | $	$ 207,940	$ 759,523
Percentage of value in use exceeds carrying amount		27.90%		3.40%
Percentage of decrease in market capitalization value		35.60%
Percentage of value in use exceeds carrying amount not considering control premium and rest as stable		10.30%
Capitalization value of the entity | $		$ 5,995,369
ADR
Receivables and payables valued at amortized cost
Market price per share | $ / shares			$ 36.63		$ 4.01
Argentina Pesos
Receivables and payables valued at amortized cost
Accumulated inflation rate	66.10%
Argentina Pesos | BYMA
Receivables and payables valued at amortized cost
Increase (decrease) in share price	24.70%
Denominated in USD | ADR | NYSE
Receivables and payables valued at amortized cost
Increase (decrease) in share price	21.40%